Summary of Significant Accounting Policies - Revenues by Destination (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues by destination	$ 1,480,618	$ 1,913,851	$ 1,664,277	$ 1,403,630	$ 1,381,193	$ 1,858,356	$ 1,522,174	$ 1,293,403	$ 6,462,376	$ 6,055,126	$ 5,396,175
North America
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues by destination									3,807,576	3,543,282	3,285,903
Europe
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues by destination									1,666,751	1,462,698	1,347,381
Asia-Pacific
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues by destination									500,842	721,404	394,631
Other
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues by destination									$ 487,207	$ 327,742	$ 368,260